Commitments and contingencies (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Schedule of Product Warranty Liability
The change in the standard warranty liability for the nine months ended September 30, 2025 and 2024 is as follows:

(In millions)	2025	2024
Balance as of January 1	$60	$18
Increase for warranties issued	12	10
Increase for pre-existing warranties	23	52
Decrease for payments	(26)	(22)
Balance as of September 30	$69	$58

The change in the standard warranty liability for the year ended December 31, 2024 and 2023 is as follows:

(In millions)	2024	2023
Balance as of January 1	$18	$5
Increase for warranties issued	16	16
Increase for pre-existing warranties	58	—
Additions from business acquisitions	—	12
Decrease for payments	(32)	(15)
Balance as of December 31	$60	$18